Subsequent and relevant events (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent and relevant events
Schedule of refinancing and financing strategy

Term	12 years
Transaction date	January 09, 2024
Compliance date	January 19, 2024
Maturity	January 19, 2036
Face amount	US$ 1,850 million
Yield	8.450%
Coupon rate	8.375%
Periodicity	Semiannual
Rating (Moody’s/S&P/Fitch)	Baa3 / BB+ / BB+